UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Charter Income Trust

SEMIANNUAL REPORT

May 31, 2011

MCR-SEM

MFS® CHARTER INCOME TRUST

New York Stock Exchange Symbol: MCR

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	59.3%
Non-U.S. Government Bonds	14.0%
Emerging Markets Bonds	14.0%
High Grade Corporates	13.4%
Commercial Mortgage-Backed Securities	5.8%
Mortgage-Backed Securities	4.7%
Collateralized Debt Obligations	1.0%
Asset-Backed Securities	0.4%
Floating Rate Loans	0.2%
U.S. Government Agencies	0.7%
U.S. Treasury Securities	(5.8)%

Composition including fixed income credit quality (a)(i)
AAA	8.1%
AA	9.1%
A	5.7%
BBB	18.5%
BB	28.1%
B	28.0%
CCC	9.2%
CC	0.7%
C	0.3%
U.S. Government	2.6%
Federal Agencies	5.4%
Not Rated	(8.0)%
Non-Fixed Income	0.6%
Cash & Other	(8.3)%

Portfolio facts (i)
Average Duration (d)	5.1
Average Effective Maturity (m)	7.3 yrs.

Issuer country weightings (i)
United States	61.5%
Japan	4.7%
United Kingdom	3.2%
Italy	2.9%
Brazil	2.6%
Canada	2.6%
Russia	1.7%
France	1.6%
Germany	1.6%
Other Countries	17.6%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/11.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Richard Hawkins	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since July 2004.

William Adams	—	Investment Officer of MFS; employed in the investment management area of MFS since 2009. Portfolio Manager of the Fund since May 2011.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio Manager of the Fund since October 2006.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since September 2004.

Note to Shareholders: Effective May 1, 2011, William Adams replaced John Addeo as a co-manager of the fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 113.9%
Issuer	Shares/Par		Value ($)

Aerospace - 1.2%
BE Aerospace, Inc., 8.5%, 2018		$1,225,000	$1,356,688
Bombardier, Inc., 7.5%, 2018 (n)		885,000	991,200
Bombardier, Inc., 7.75%, 2020 (n)		375,000	423,750
Bombardier, Inc., 7.45%, 2034 (n)		625,000	643,750
CPI International Acquisition, Inc., 8%, 2018 (n)		590,000	593,688
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		984,000	829,020
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	460,000	622,267
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$1,150,000	1,200,313

			$6,660,676
Airlines - 0.1%
Continental Airlines, Inc., 7.25%, 2021		$209,422	$226,961
Tam Capital 3, Inc., 8.375%, 2021 (z)		282,000	288,359

			$515,320
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 8%, 2016		$965,000	$1,047,025
Hanesbrands, Inc., 6.375%, 2020		475,000	466,688
Phillips-Van Heusen Corp., 7.375%, 2020		740,000	799,200

			$2,312,913
Asset-Backed & Securitized - 7.1%
Anthracite Ltd., “A”, CDO, FRN, 0.555%, 2019 (z)		$1,296,255	$1,166,630
Anthracite Ltd., “BFL”, CDO, FRN, 1.194%, 2037 (z)		3,000,000	2,801,400
Banc of America Commercial Mortgage, Inc., FRN, 5.741%, 2051		1,500,000	1,661,855
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		280,121	281,122
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.811%, 2040 (z)		841,154	473,620
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,605,000	1,562,718
Commercial Mortgage Pass-Through Certificates, FRN, 5.779%, 2046		230,000	241,406
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035		1,160,371	1,139,591
Credit Suisse Mortgage Capital Certificate, FRN, 5.715%, 2039		1,400,000	1,449,864
Crest Ltd., CDO, 7%, 2040		2,143,718	107,186
First Union-Lehman Brothers Bank of America, FRN, 0.168%, 2035 (i)		16,500,847	277,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	$433,745	$447,692
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,255,000	1,360,818
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.06%, 2051	185,000	146,223
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	1,000,000	1,065,207
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	5,000,000	5,484,141
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.988%, 2051	6,000,000	6,397,710
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	1,350,000	1,490,233
Multi Security Asset Trust, “A3”, 5%, 2035 (z)	1,406,203	1,424,624
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	527,705	527,399
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,418,361	1,262,483
Structured Asset Securities Corp., FRN, 4.67%, 2035	68,770	68,687
Wachovia Bank Commercial Mortgage Trust, FRN, 5.693%, 2047	1,503,155	799,906
Wachovia Bank Commercial Mortgage Trust, FRN, 5.899%, 2051	7,250,000	7,963,243

		$39,601,198
Automotive - 2.4%
Accuride Corp., 9.5%, 2018	$1,205,000	$1,322,488
Allison Transmission, Inc., 11%, 2015 (n)	1,545,000	1,660,875
Allison Transmission, Inc., 7.125%, 2019 (n)	735,000	729,488
Automotores Gildemeister S.A., 8.25%, 2021 (z)	137,000	140,939
Ford Motor Credit Co. LLC, 8%, 2014	485,000	544,716
Ford Motor Credit Co. LLC, 12%, 2015	4,965,000	6,345,468
General Motors Financial Co., Inc., 6.75%, 2018 (z)	345,000	347,623
Goodyear Tire & Rubber Co., 10.5%, 2016	780,000	883,350
Jaguar Land Rover PLC, 7.75%, 2018 (z)	165,000	167,681
Jaguar Land Rover PLC, 8.125%, 2021 (z)	750,000	765,000
RCI Banque S.A., 4.6%, 2016 (n)	232,000	239,342
UCI International, Inc., 8.625%, 2019 (n)	230,000	241,500

		$13,388,470
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017	$795,000	$883,444

Broadcasting - 3.1%
Allbritton Communications Co., 8%, 2018	$1,320,000	$1,376,100
Citadel Broadcasting Corp., 7.75%, 2018 (n)	180,000	194,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Entravision Communications Corp., 8.75%, 2017	$240,000	$255,000
Gray Television, Inc., 10.5%, 2015	155,000	164,688
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,145,000	1,213,700
Intelsat Bermuda Ltd., 11.25%, 2017	635,000	685,800
Intelsat Jackson Holdings Ltd., 9.5%, 2016	4,100,000	4,305,000
Intelsat Jackson Holdings Ltd., 11.25%, 2016	220,000	233,200
Lamar Media Corp., 6.625%, 2015	740,000	756,650
Lamar Media Corp., “C”, 6.625%, 2015	135,000	137,700
Liberty Media Corp., 8.5%, 2029	630,000	617,400
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,220,374	1,220,374
Newport Television LLC, 13%, 2017 (n)(p)	62,991	64,579
News America, Inc., 6.2%, 2034	325,000	337,539
News America, Inc., 6.9%, 2039	205,000	231,442
Nexstar Broadcasting, Inc., 7%, 2014 (p)	511,998	512,638
Salem Communications Corp., 9.625%, 2016	128,000	137,280
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,425,000	1,592,438
Sinclair Broadcast Group, Inc., 8.375%, 2018	185,000	197,488
SIRIUS XM Radio, Inc., 13%, 2014 (n)	195,000	232,050
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	725,000	810,188
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	765,000	812,813
Univision Communications, Inc., 6.875%, 2019 (n)	730,000	730,000
Univision Communications, Inc., 7.875%, 2020 (n)	350,000	371,000

		$17,189,692
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 7.875%, 2015	$785,000	$809,531
E*TRADE Financial Corp., 12.5%, 2017	1,320,000	1,587,300

		$2,396,831
Building - 1.9%
Building Materials Holding Corp., 6.875%, 2018 (n)	$680,000	$693,600
Building Materials Holding Corp., 7%, 2020 (n)	600,000	627,000
Building Materials Holding Corp., 6.75%, 2021 (n)	440,000	443,300
CEMEX Finance LLC, 9.5%, 2016 (n)	1,275,000	1,362,656
CEMEX S.A., 9.25%, 2020	1,695,000	1,735,256
CEMEX S.A.B. de C.V., 9%, 2018 (n)	188,000	195,990
CEMEX S.A.B. de C.V., FRN, 5.301%, 2015 (n)	291,000	287,726
Masonite International Corp., 8.25%, 2021 (n)	445,000	448,338
Nortek, Inc., 10%, 2018 (n)	435,000	452,400
Nortek, Inc., 8.5%, 2021 (n)	1,280,000	1,220,800
Odebrecht Finance Ltd., 6%, 2023 (n)	227,000	227,681
Owens Corning, 9%, 2019	1,880,000	2,251,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Ply Gem Industries, Inc., 13.125%, 2014		$670,000	$730,300

			$10,676,268
Business Services - 1.0%
First Data Corp., 12.625%, 2021 (n)		$255,000	$277,313
Interactive Data Corp., 10.25%, 2018 (n)		1,125,000	1,251,563
Iron Mountain, Inc., 6.625%, 2016		775,000	775,000
SunGard Data Systems, Inc., 10.25%, 2015		1,955,000	2,033,200
SunGard Data Systems, Inc., 7.375%, 2018		1,065,000	1,086,300
SunGard Data Systems, Inc., 7.625%, 2020		265,000	274,938

			$5,698,314
Cable TV - 3.9%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$270,000	$285,863
Cablevision Systems Corp., 8.625%, 2017		475,000	535,563
CCH II LLC, 13.5%, 2016		1,350,000	1,606,500
CCO Holdings LLC, 7.875%, 2018		735,000	779,100
CCO Holdings LLC, 8.125%, 2020		720,000	778,500
Cequel Communications Holdings, 8.625%, 2017 (n)		620,000	658,750
Charter Communications Operating LLC, 10.875%, 2014 (n)		650,000	721,500
CSC Holdings LLC, 8.5%, 2014		845,000	946,400
CSC Holdings LLC, 8.5%, 2015		2,315,000	2,511,775
DIRECTV Holdings LLC, 5.2%, 2020		1,240,000	1,321,774
Insight Communications Co., Inc., 9.375%, 2018 (n)		820,000	918,400
Mediacom LLC, 9.125%, 2019		975,000	1,057,875
Myriad International Holdings B.V., 6.375%, 2017 (n)		857,000	929,074
ONO Finance ll PLC, 10.875%, 2019 (n)		300,000	333,000
TCI Communications, Inc., 9.8%, 2012		701,000	742,973
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	250,000	344,934
Time Warner Cable, Inc., 5%, 2020		$1,150,000	1,195,819
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,104,000	1,101,240
Videotron LTEE, 6.875%, 2014		2,110,000	2,139,013
Virgin Media Finance PLC, 9.125%, 2016		2,185,000	2,305,175
Virgin Media Finance PLC, 9.5%, 2016		395,000	451,288

			$21,664,516
Chemicals - 3.0%
Ashland, Inc., 9.125%, 2017		$1,565,000	$1,784,100
Celanese U.S. Holdings LLC, 6.625%, 2018		1,335,000	1,406,756
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018		1,030,000	1,105,963
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020		270,000	290,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Huntsman International LLC, 8.625%, 2021	$1,400,000	$1,566,250
Lyondell Chemical Co., 8%, 2017 (n)	416,000	468,000
Lyondell Chemical Co., 11%, 2018	3,233,207	3,641,399
Momentive Performance Materials, Inc., 12.5%, 2014	1,706,000	1,876,600
Momentive Performance Materials, Inc., 11.5%, 2016	1,303,000	1,403,983
Mosaic Co., 7.625%, 2016 (n)	1,525,000	1,637,469
Polypore International, Inc., 7.5%, 2017 (n)	180,000	191,250
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	414,000	428,377
Solutia, Inc., 7.875%, 2020	805,000	885,500

		$16,685,897
Computer Software - 0.1%
Syniverse Holdings, Inc., 9.125%, 2019 (n)	$455,000	$487,419

Computer Software - Systems - 0.6%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$1,380,000	$1,519,725
Eagle Parent, Inc., 8.625%, 2019 (z)	300,000	303,375
International Business Machines Corp., 8%, 2038	1,000,000	1,408,107

		$3,231,207
Conglomerates - 1.1%
Actuant Corp., 6.875%, 2017	$1,005,000	$1,040,175
Amsted Industries, Inc., 8.125%, 2018 (n)	1,125,000	1,192,500
Griffon Corp., 7.125%, 2018 (n)	1,145,000	1,167,900
Kennametal, Inc., 7.2%, 2012	684,000	714,842
Pinafore LLC, 9%, 2018 (n)	1,635,000	1,794,413

		$5,909,830
Consumer Products - 0.7%
ACCO Brands Corp., 10.625%, 2015	$105,000	$117,863
ACCO Brands Corp., 7.625%, 2015	255,000	258,506
Easton-Bell Sports, Inc., 9.75%, 2016	560,000	628,600
Elizabeth Arden, Inc., 7.375%, 2021	470,000	493,500
Jarden Corp., 7.5%, 2020	755,000	804,075
Libbey Glass, Inc., 10%, 2015	666,000	725,940
Visant Corp., 10%, 2017	925,000	978,188

		$4,006,672
Consumer Services - 1.0%
KAR Holdings, Inc., 10%, 2015	$405,000	$426,263
Realogy Corp., 10.5%, 2014	255,000	261,375
Realogy Corp., 11.5%, 2017 (n)	355,000	374,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - continued
Service Corp. International, 6.75%, 2015	$265,000	$284,544
Service Corp. International, 7%, 2017	4,030,000	4,387,663

		$5,734,370
Containers - 1.4%
Exopack Holding Corp., 10%, 2018 (z)	$550,000	$550,000
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	605,000	627,688
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	185,000	201,650
Greif, Inc., 6.75%, 2017	855,000	908,438
Greif, Inc., 7.75%, 2019	1,000,000	1,100,000
Owens-Illinois, Inc., 7.375%, 2016	1,000,000	1,105,000
Packaging Dynamics Corp., 8.75%, 2016 (z)	255,000	266,794
Reynolds Group, 8.5%, 2016 (n)	1,050,000	1,123,500
Reynolds Group, 7.125%, 2019 (n)	565,000	587,600
Reynolds Group, 9%, 2019 (n)	890,000	944,513
Reynolds Group, 8.25%, 2021 (n)	480,000	488,400

		$7,903,583
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$450,000	$489,887
ManTech International Corp., 7.25%, 2018	655,000	691,025
MOOG, Inc., 7.25%, 2018	335,000	355,938

		$1,536,850
Electronics - 0.6%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$385,000	$438,419
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	880,000	981,200
Jabil Circuit, Inc., 7.75%, 2016	1,140,000	1,291,050
NXP B.V., 9.75%, 2018 (n)	103,000	118,965
Sensata Technologies B.V., 6.5%, 2019 (z)	545,000	551,131

		$3,380,765
Emerging Market Quasi-Sovereign - 4.6%
Banco del Estado de Chile, 4.125%, 2020 (n)	$234,000	$224,420
Banco do Brasil S.A., 5.875%, 2022 (z)	3,007,000	2,950,468
BNDES Participacoes S.A., 5.5%, 2020 (n)	138,000	142,595
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (z)	897,000	889,893
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (z)	205,000	206,245
Development Bank of Kazakhstan, 5.5%, 2015 (n)	1,512,000	1,593,073
Ecopetrol S.A., 7.625%, 2019	594,000	704,633
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	206,000	208,078
Franshion Development Ltd., 6.75%, 2021 (z)	230,000	223,100
Gaz Capital S.A., 9.25%, 2019	583,000	735,338

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	$2,051,000	$2,581,184
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	733,000	907,579
Majapahit Holding B.V., 7.25%, 2017 (n)	591,000	670,076
Majapahit Holding B.V., 8%, 2019 (n)	380,000	446,044
Novatek Finance Ltd., 5.326%, 2016 (n)	336,000	346,964
Novatek Finance Ltd., 6.604%, 2021 (n)	257,000	272,292
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (z)	1,116,000	1,121,312
Pemex Project Funding Master Trust, 5.75%, 2018	642,000	697,126
Pertamina PT, 5.25%, 2021 (z)	256,000	252,160
Pertamina PT, 6.5%, 2041 (z)	225,000	222,480
Petrobras International Finance Co., 7.875%, 2019	1,361,000	1,635,296
Petrobras International Finance Co., 6.75%, 2041	481,000	511,798
Petroleos de Venezuela S.A., 5.25%, 2017	950,000	570,000
Petroleos Mexicanos, 8%, 2019	1,101,000	1,348,725
Petroleos Mexicanos, 6%, 2020	167,000	181,112
Petroleos Mexicanos, 6.5%, 2041 (z)	182,000	183,055
PTTEP Canada International Finance Ltd., 5.692%, 2021 (n)	647,000	659,875
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	896,400	982,679
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	721,000	827,348
SCF Capital Ltd., 5.375%, 2017 (n)	726,000	725,550
Transnet Ltd., 4.5%, 2016 (n)	203,000	210,113
VEB Finance Ltd., 6.902%, 2020 (n)	1,140,000	1,227,962
VTB Capital S.A., 6.465%, 2015 (n)	329,000	350,954
VTB Capital S.A., 6.551%, 2020 (n)	974,000	994,321

		$25,803,848
Emerging Market Sovereign - 3.1%
Dominican Republic, 7.5%, 2021 (n)	$239,000	$250,950
Government of Ukraine, 6.875%, 2015 (n)	353,000	366,238
Government of Ukraine, 7.95%, 2021 (n)	1,195,000	1,230,850
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	1,848,000	791,868
Republic of Colombia, 7.375%, 2019	465,000	574,740
Republic of Colombia, 8.125%, 2024	664,000	876,480
Republic of Croatia, 6.375%, 2021 (n)	333,000	343,615
Republic of Hungary, 6.375%, 2021	1,086,000	1,136,228
Republic of Indonesia, 6.875%, 2018	204,000	236,130
Republic of Indonesia, 11.625%, 2019 (n)	1,423,000	2,081,138
Republic of Indonesia, 4.875%, 2021 (z)	348,000	353,220
Republic of Indonesia, 7.75%, 2038 (n)	593,000	736,803
Republic of Lithuania, 6.125%, 2021 (n)	115,000	123,913
Republic of Panama, 9.375%, 2029	1,062,000	1,561,140
Republic of Peru, 7.35%, 2025	355,000	429,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Philippines, 5.5%, 2026	$421,000	$424,158
Republic of Philippines, 6.375%, 2034	1,377,000	1,487,160
Republic of South Africa, 5.5%, 2020	751,000	818,590
Republic of South Africa, 6.25%, 2041	873,000	949,388
Republic of Sri Lanka, 6.25%, 2020 (n)	144,000	144,000
Republic of Turkey, 5.625%, 2021	362,000	379,648
Ukraine Government International, 6.58%, 2016	1,389,000	1,406,363
United Mexican States, 5.95%, 2019	134,000	153,162
United Mexican States, 5.75%, 2110	206,000	191,889

		$17,047,221
Energy - Independent - 5.0%
Anadarko Petroleum Corp., 6.45%, 2036	$160,000	$170,374
Anadarko Petroleum Corp., 6.2%, 2040	580,000	603,073
ATP Oil & Gas Corp., 11.875%, 2015	600,000	624,000
Bill Barrett Corp., 9.875%, 2016	625,000	709,375
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	520,000	552,500
Chaparral Energy, Inc., 8.875%, 2017	835,000	872,575
Concho Resources, Inc., 8.625%, 2017	420,000	457,800
Concho Resources, Inc., 6.5%, 2022	875,000	879,375
Connacher Oil & Gas Ltd., 8.5%, 2019 (z)	745,000	735,688
Continental Resources, Inc., 8.25%, 2019	635,000	698,500
Denbury Resources, Inc., 8.25%, 2020	655,000	723,775
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	530,000	571,075
Harvest Operations Corp., 6.875%, 2017 (n)	1,145,000	1,207,975
Hilcorp Energy I LP, 9%, 2016 (n)	1,080,000	1,123,200
LINN Energy LLC, 6.5%, 2019 (z)	440,000	440,000
LINN Energy LLC, 8.625%, 2020	470,000	514,650
LINN Energy LLC, 7.75%, 2021 (n)	648,000	683,640
Newfield Exploration Co., 6.625%, 2014	650,000	663,000
Newfield Exploration Co., 6.625%, 2016	560,000	578,900
Newfield Exploration Co., 6.875%, 2020	255,000	270,300
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (z)	2,224,000	2,276,264
OPTI Canada, Inc., 9.75%, 2013 (n)	505,000	508,156
OPTI Canada, Inc., 8.25%, 2014	1,925,000	957,688
Petrohawk Energy Corp., 7.25%, 2018	255,000	267,431
Pioneer Natural Resources Co., 6.875%, 2018	1,175,000	1,287,969
Pioneer Natural Resources Co., 7.5%, 2020	1,015,000	1,152,743
Plains Exploration & Production Co., 7%, 2017	1,415,000	1,453,913
QEP Resources, Inc., 6.875%, 2021	1,690,000	1,816,750
Quicksilver Resources, Inc., 9.125%, 2019	695,000	761,025
Range Resources Corp., 8%, 2019	1,045,000	1,141,663

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
SandRidge Energy, Inc., 8%, 2018 (n)	$1,720,000	$1,806,000
Talisman Energy, Inc., 7.75%, 2019	280,000	349,283
Whiting Petroleum Corp., 6.5%, 2018	820,000	852,800

		$27,711,460
Energy - Integrated - 0.7%
CCL Finance Ltd., 9.5%, 2014 (n)	$1,244,000	$1,443,040
CCL Finance Ltd., 9.5%, 2014	457,000	530,120
Hess Corp., 8.125%, 2019	100,000	128,694
Husky Energy, Inc., 5.9%, 2014	306,000	342,631
Husky Energy, Inc., 7.25%, 2019	324,000	394,511
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	1,005,000	1,133,138

		$3,972,134
Entertainment - 0.8%
AMC Entertainment, Inc., 8.75%, 2019	$1,585,000	$1,701,894
AMC Entertainment, Inc., 9.75%, 2020 (n)	720,000	764,100
Cinemark USA, Inc., 8.625%, 2019	1,460,000	1,595,050
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	370,000	399,600

		$4,460,644
Financial Institutions - 3.4%
CIT Group, Inc., 5.25%, 2014 (n)	$970,000	$988,051
CIT Group, Inc., 7%, 2016	1,245,000	1,249,669
CIT Group, Inc., 7%, 2017	4,795,000	4,812,981
CIT Group, Inc., 6.625%, 2018 (n)	1,205,000	1,267,086
Credit Acceptance Corp., 9.125%, 2017	500,000	542,500
Credit Acceptance Corp., 9.125%, 2017 (z)	145,000	156,963
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	1,020,000	1,060,800
GMAC, Inc., 6.875%, 2011	293,000	295,930
International Lease Finance Corp., 8.75%, 2017	1,035,000	1,172,138
International Lease Finance Corp., 7.125%, 2018 (n)	1,075,000	1,177,125
International Lease Finance Corp., 8.25%, 2020	885,000	993,413
Nationstar Mortgage LLC, 10.875%, 2015 (n)	1,465,000	1,538,250
SLM Corp., 8.45%, 2018	890,000	1,003,475
SLM Corp., 8%, 2020	1,255,000	1,384,019
Springleaf Finance Corp., 6.9%, 2017	1,625,000	1,543,750

		$19,186,150
Food & Beverages - 1.5%
Anheuser Busch InBev S.A., 6.875%, 2019	$1,300,000	$1,589,743
ARAMARK Corp., 8.5%, 2015	1,154,000	1,200,160
B&G Foods, Inc., 7.625%, 2018	730,000	784,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Constellation Brands, Inc., 7.25%, 2016		$1,020,000	$1,115,625
Pinnacle Foods Finance LLC, 9.25%, 2015		990,000	1,037,025
Pinnacle Foods Finance LLC, 10.625%, 2017		205,000	219,863
Pinnacle Foods Finance LLC, 8.25%, 2017		190,000	201,638
Sigma Alimentos S.A., 5.625%, 2018 (z)		234,000	238,388
TreeHouse Foods, Inc., 7.75%, 2018		1,045,000	1,128,600
Tyson Foods, Inc., 6.6%, 2016		912,000	1,016,880

			$8,532,672
Forest & Paper Products - 2.0%
Boise, Inc., 8%, 2020		$820,000	$885,600
Cascades, Inc., 7.75%, 2017		1,535,000	1,627,100
Fibria Overseas Finance, 6.75%, 2021 (n)		278,000	295,723
Georgia-Pacific Corp., 7.125%, 2017 (n)		3,585,000	3,809,063
Georgia-Pacific Corp., 8%, 2024		260,000	313,300
Georgia-Pacific Corp., 7.25%, 2028		205,000	232,419
Graphic Packaging Holding Co., 7.875%, 2018		510,000	555,900
Inversiones CMPC S.A., 4.75%, 2018 (n)		1,398,000	1,402,026
JSG Funding PLC, 7.75%, 2015		40,000	41,050
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	560,000	840,146
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$650,000	689,780
Xerium Technologies, Inc., 8.875%, 2018 (z)		595,000	595,000

			$11,287,107
Gaming & Lodging - 3.2%
American Casinos, Inc., 7.5%, 2021 (n)		$620,000	$643,250
Boyd Gaming Corp., 7.125%, 2016		200,000	188,750
Firekeepers Development Authority, 13.875%, 2015 (n)		460,000	539,350
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		460,000	230
GWR Operating Partnership LLP, 10.875%, 2017		680,000	741,200
Harrah’s Operating Co., Inc., 11.25%, 2017		1,130,000	1,271,250
Harrah’s Operating Co., Inc., 10%, 2018		735,000	661,500
Harrah’s Operating Co., Inc., 10%, 2018		1,064,000	984,200
Host Hotels & Resorts, Inc., 6.75%, 2016		930,000	960,225
Host Hotels & Resorts, Inc., 9%, 2017		1,525,000	1,723,250
MGM Mirage, 10.375%, 2014		145,000	167,475
MGM Mirage, 11.125%, 2017		1,300,000	1,508,000
MGM Resorts International, 11.375%, 2018		1,215,000	1,397,250
MGM Resorts International, 9%, 2020		655,000	728,688
Penn National Gaming, Inc., 8.75%, 2019		1,090,000	1,189,463
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)		335,000	344,213
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		1,485,000	1,629,788

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Station Casinos, Inc., 6.5%, 2014 (d)		$25,000	$3
Station Casinos, Inc., 6.875%, 2016 (d)		980,000	98
Wyndham Worldwide Corp., 6%, 2016		985,000	1,052,173
Wyndham Worldwide Corp., 7.375%, 2020		660,000	742,477
Wynn Las Vegas LLC, 7.75%, 2020		1,095,000	1,200,394

			$17,673,227
Industrial - 0.7%
Altra Holdings, Inc., 8.125%, 2016		$350,000	$378,875
Dematic S.A., 8.75%, 2016 (z)		690,000	700,350
Diversey, Inc., 8.25%, 2019		680,000	734,400
Hillman Group, Inc., 10.875%, 2018 (z)		90,000	99,000
Hillman Group, Inc., 10.875%, 2018		495,000	544,500
Hyva Global B.V., 8.625%, 2016 (n)		379,000	388,475
Mueller Water Products, Inc., 7.375%, 2017		226,000	226,565
Mueller Water Products, Inc., 8.75%, 2020		557,000	623,840
WCA Waste Corp., 7.5%, 2019 (z)		380,000	385,700

			$4,081,705
Insurance - 1.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$3,585,000	$3,334,050
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,100,000	1,397,000
Metropolitan Life Global Funding, 5.125%, 2014 (n)		860,000	941,354
Unum Group, 7.125%, 2016		1,171,000	1,363,278

			$7,035,682
Insurance - Property & Casualty - 1.9%
Allstate Corp., 7.45%, 2019		$850,000	$1,033,430
AXIS Capital Holdings Ltd., 5.75%, 2014		1,013,000	1,102,132
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		1,635,000	2,215,425
USI Holdings Corp., 9.75%, 2015 (z)		615,000	630,375
USI Holdings Corp., FRN, 4.135%, 2014 (n)		2,005,000	1,919,788
XL Group PLC, 6.5% to 2017, FRN to 2049		1,880,000	1,774,250
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,190,000	1,243,550
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		627,000	647,378

			$10,566,328
International Market Quasi-Sovereign - 1.6%
Bank of Ireland, 2.75%, 2012 (n)		$1,480,000	$1,409,736
Canada Housing Trust, 4.6%, 2011 (n)	CAD	392,000	408,649
Commonwealth Bank of Australia, 2.9%, 2014 (n)		$1,780,000	1,868,149
ING Bank N.V., 3.9%, 2014 (n)		1,390,000	1,500,541
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		1,500,000	1,327,842

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
KFW International Finance, Inc., 4.875%, 2019		$1,000,000	$1,146,338
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		1,000,000	1,065,986

			$8,727,241
International Market Sovereign - 11.8%
Commonwealth of Australia, 5.75%, 2021	AUD	384,000	$426,712
Federal Republic of Germany, 3.75%, 2015	EUR	3,425,000	5,223,763
Federal Republic of Germany, 6.25%, 2030	EUR	847,000	1,662,237
Government of Canada, 4.5%, 2015	CAD	747,000	840,941
Government of Canada, 4.25%, 2018	CAD	447,000	506,646
Government of Canada, 5.75%, 2033	CAD	136,000	189,033
Government of Japan, 1.5%, 2012	JPY	549,000,000	6,829,881
Government of Japan, 1.3%, 2014	JPY	225,600,000	2,863,075
Government of Japan, 1.7%, 2017	JPY	644,600,000	8,430,887
Government of Japan, 2.2%, 2027	JPY	619,000,000	8,058,042
Kingdom of Belgium, 5.5%, 2017	EUR	1,114,000	1,759,048
Kingdom of Spain, 4.6%, 2019	EUR	1,664,000	2,318,087
Kingdom of Sweden, 4.5%, 2015	SEK	2,635,000	458,263
Kingdom of the Netherlands, 5.5%, 2028	EUR	454,000	804,798
Republic of Austria, 4.65%, 2018	EUR	1,345,000	2,119,934
Republic of Finland, 3.875%, 2017	EUR	921,000	1,407,082
Republic of France, 4.75%, 2012	EUR	703,000	1,056,060
Republic of France, 4.75%, 2035	EUR	1,370,000	2,206,143
Republic of Ireland, 4.5%, 2020	EUR	300,000	283,297
Republic of Ireland, 5.4%, 2025	EUR	625,000	589,221
Republic of Italy, 4.75%, 2013	EUR	5,130,000	7,618,823
Republic of Italy, 5.25%, 2017	EUR	3,255,000	4,968,604
United Kingdom Treasury, 8%, 2015	GBP	755,000	1,563,733
United Kingdom Treasury, 8%, 2021	GBP	953,000	2,194,492
United Kingdom Treasury, 4.25%, 2036	GBP	739,000	1,240,247

			$65,619,049
Machinery & Tools - 0.8%
Case Corp., 7.25%, 2016		$710,000	$774,788
Case New Holland, Inc., 7.875%, 2017 (n)		2,235,000	2,486,438
Rental Service Corp., 9.5%, 2014		572,000	599,170
RSC Equipment Rental, Inc., 8.25%, 2021		660,000	681,450

			$4,541,846
Major Banks - 3.0%
Bank of America Corp., 7.375%, 2014		$1,000,000	$1,141,797
Bank of America Corp., 7.625%, 2019		370,000	439,796
Bank of America Corp., 8% to 2018, FRN to 2049		3,130,000	3,363,655

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	$1,667,000	$1,600,320
Credit Suisse New York, 5.5%, 2014	1,000,000	1,108,898
HSBC USA, Inc., 4.875%, 2020	460,000	464,505
JPMorgan Chase & Co., 6.3%, 2019	1,000,000	1,141,990
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	835,000	919,644
Morgan Stanley, 5.75%, 2016	397,000	434,433
Morgan Stanley, 6.625%, 2018	391,000	440,094
Morgan Stanley, 7.3%, 2019	830,000	955,806
Morgan Stanley, 5.625%, 2019	1,500,000	1,588,043
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	2,180,000	2,065,550
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	350,000	323,750
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	498,000	515,666

		$16,503,947
Medical & Health Technology & Services - 4.1%
Biomet, Inc., 10%, 2017	$545,000	$602,225
Biomet, Inc., 10.375%, 2017 (p)	320,000	355,200
Biomet, Inc., 11.625%, 2017	2,680,000	3,008,300
CDRT Merger Sub, Inc., 8.125%, 2019 (z)	300,000	302,625
Davita, Inc., 6.375%, 2018	1,930,000	1,975,838
Davita, Inc., 6.625%, 2020	465,000	476,625
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	665,000	760,594
HCA, Inc., 9.25%, 2016	3,730,000	3,981,775
HCA, Inc., 8.5%, 2019	1,870,000	2,092,063
HealthSouth Corp., 8.125%, 2020	1,945,000	2,139,500
Hospira, Inc., 6.05%, 2017	655,000	747,992
McKesson Corp., 7.5%, 2019	110,000	136,428
Owens & Minor, Inc., 6.35%, 2016	970,000	1,020,323
United Surgical Partners International, Inc., 8.875%, 2017	365,000	386,444
United Surgical Partners International, Inc., 9.25%, 2017 (p)	385,000	408,581
Universal Health Services, Inc., 7%, 2018	65,000	68,006
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,795,000	1,857,825
Vanguard Health Systems, Inc., 0%, 2016 (z)	140,000	90,475
Vanguard Health Systems, Inc., 8%, 2018	1,330,000	1,386,525
VWR Funding, Inc., 10.25%, 2015 (p)	1,204,125	1,259,816

		$23,057,160
Metals & Mining - 3.2%
ArcelorMittal, 6.5%, 2014	$1,300,000	$1,452,224
ArcelorMittal, 9.85%, 2019	1,710,000	2,202,648
Arch Coal, Inc., 7.25%, 2020	470,000	495,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Arch Western Finance LLC, 6.75%, 2013	$637,000	$639,389
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	249,000	284,483
Cloud Peak Energy, Inc., 8.25%, 2017	1,320,000	1,438,800
Cloud Peak Energy, Inc., 8.5%, 2019	760,000	847,400
Consol Energy, Inc., 8%, 2017	1,425,000	1,560,375
Consol Energy, Inc., 8.25%, 2020	480,000	532,800
Ferrexpo Finance PLC, 7.875%, 2016 (n)	716,000	735,690
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,045,000	1,145,581
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	1,410,000	1,372,260
Metinvest B.V., 8.75%, 2018 (n)	200,000	211,982
Novelis, Inc., 8.375%, 2017	470,000	512,300
Novelis, Inc., 8.75%, 2020	270,000	298,350
Peabody Energy Corp., 7.375%, 2016	1,070,000	1,209,100
Southern Copper Corp., 6.75%, 2040	553,000	561,526
Teck Resources Ltd., 9.75%, 2014	167,000	203,974
Vale Overseas Ltd., 5.625%, 2019	160,000	171,216
Vale Overseas Ltd., 4.625%, 2020	490,000	487,354
Vale Overseas Ltd., 6.875%, 2039	341,000	377,044
Vedanta Resources PLC, 8.25%, 2021 (z)	930,000	934,650

		$17,674,996
Mortgage-Backed - 4.7%
Fannie Mae, 3.81%, 2013	$298,916	$311,173
Fannie Mae, 4.1%, 2013	490,141	511,789
Fannie Mae, 4.19%, 2013	404,676	424,964
Fannie Mae, 4.845%, 2013	137,010	144,772
Fannie Mae, 4.562%, 2014	256,300	273,762
Fannie Mae, 4.6%, 2014	417,147	444,419
Fannie Mae, 4.61%, 2014	476,556	512,836
Fannie Mae, 4.77%, 2014	324,447	348,686
Fannie Mae, 4.56%, 2015	175,380	188,917
Fannie Mae, 4.665%, 2015	142,256	153,691
Fannie Mae, 4.7%, 2015	135,804	146,864
Fannie Mae, 4.74%, 2015	336,885	365,255
Fannie Mae, 4.78%, 2015	392,345	426,846
Fannie Mae, 4.815%, 2015	355,454	386,582
Fannie Mae, 4.87%, 2015	287,317	312,713
Fannie Mae, 4.89%, 2015	95,937	104,289
Fannie Mae, 4.922%, 2015	959,206	1,045,974
Fannie Mae, 6%, 2016 - 2037	2,848,408	3,139,232
Fannie Mae, 5.5%, 2019 - 2035	6,033,870	6,570,042
Fannie Mae, 4.88%, 2020	247,322	264,514

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4%, 2025	$2,463,072	$2,581,069
Fannie Mae, 6.5%, 2032 - 2033	678,331	770,065
Fannie Mae, 5%, 2035	2,064,696	2,208,237
Freddie Mac, 6%, 2034	406,048	450,705
Ginnie Mae, 5.5%, 2039	1,877,630	2,063,606
Ginnie Mae, 4.5%, 2041	1,981,373	2,093,303

		$26,244,305
Natural Gas - Distribution - 0.6%
AmeriGas Partners LP, 7.125%, 2016	$1,980,000	$2,044,350
Ferrellgas Partners LP, 8.625%, 2020	1,035,000	1,138,500

		$3,182,850
Natural Gas - Pipeline - 1.5%
Atlas Pipeline Partners LP, 8.75%, 2018	$185,000	$199,800
Crosstex Energy, Inc., 8.875%, 2018	1,205,000	1,307,425
El Paso Corp., 7%, 2017	1,395,000	1,617,348
El Paso Corp., 7.75%, 2032	751,000	914,780
Energy Transfer Equity LP, 7.5%, 2020	1,780,000	1,940,200
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	991,000	1,080,190
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	256,000	270,080
Spectra Energy Capital LLC, 8%, 2019	810,000	1,010,971

		$8,340,794
Network & Telecom - 2.1%
AT&T, Inc., 6.55%, 2039	$170,000	$187,553
AT&T, Inc., 5.35%, 2040	1,108,000	1,056,643
Cincinnati Bell, Inc., 8.25%, 2017	1,020,000	1,039,125
Cincinnati Bell, Inc., 8.75%, 2018	1,040,000	1,003,600
Citizens Communications Co., 9%, 2031	680,000	709,750
Frontier Communications Corp., 8.25%, 2017	375,000	411,563
Frontier Communications Corp., 8.125%, 2018	1,835,000	2,016,206
Qwest Communications International, Inc., 8%, 2015	365,000	399,675
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,075,000	1,165,031
Qwest Corp., 7.875%, 2011	700,000	708,750
Telefonica Emisiones S.A.U., 2.582%, 2013	995,000	1,009,346
TELUS Corp., 8%, 2011	300,000	300,000
Windstream Corp., 8.125%, 2018	380,000	414,675
Windstream Corp., 7.75%, 2020	970,000	1,042,750
Windstream Corp., 7.75%, 2021	415,000	449,238

		$11,913,905

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 0.8%
Afren PLC, 11.5%, 2016 (n)	$200,000	$220,000
Edgen Murray Corp., 12.25%, 2015	320,000	328,000
ENN Energy Holdings Ltd., 6%, 2021 (z)	1,002,000	1,013,169
Expro Finance Luxembourg, 8.5%, 2016 (n)	735,000	716,625
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	995,000	1,024,850
Pioneer Drilling Co., 9.875%, 2018	975,000	1,056,656
Unit Corp., 6.625%, 2021	215,000	218,225

		$4,577,525
Oils - 0.4%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,332,000	$1,388,610
Petroplus Holdings AG, 9.375%, 2019 (n)	795,000	814,875

		$2,203,485
Other Banks & Diversified Financials - 2.6%
Alfa Bank, 7.75%, 2021 (z)	$1,386,000	$1,417,615
Banco PanAmericano S.A., 8.5%, 2020 (n)	416,000	447,907
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,400,000	1,382,993
Banco Votorantim S.A., 5.25%, 2016 (n)	657,000	664,424
Bancolombia S.A., 5.95%, 2021 (z)	819,000	822,071
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)	900,000	907,875
Bosphorus Financial Services Ltd., FRN, 2.06%, 2012 (z)	281,250	278,676
Capital One Financial Corp., 8.8%, 2019	320,000	411,295
Capital One Financial Corp., 10.25%, 2039	1,000,000	1,063,750
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,974,000	2,328,866
LBG Capital No.1 PLC, 7.875%, 2020 (n)	1,605,000	1,580,925
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,374,000	1,548,773
Turkiye Garanti Bankasi A.S., 6.25%, 2021 (z)	1,551,000	1,519,980

		$14,375,150
Pharmaceuticals - 0.2%
Hypermarcas S.A., 6.5%, 2021 (z)	$230,000	$229,425
Roche Holdings, Inc., 6%, 2019 (n)	1,000,000	1,168,758

		$1,398,183
Pollution Control - 0.2%
Allied Waste North America, Inc., 6.875%, 2017	$870,000	$945,038

Precious Metals & Minerals - 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)	$300,000	$328,248

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)	$11,911	$12,923
McClatchy Co., 11.5%, 2017	345,000	377,775
Nielsen Finance LLC, 11.5%, 2016	354,000	418,605
Nielsen Finance LLC, 7.75%, 2018 (n)	465,000	498,713

		$1,308,016
Railroad & Shipping - 0.4%
Kansas City Southern de Mexico, 6.125%, 2021 (z)	$360,000	$361,800
Kansas City Southern Railway, 8%, 2015	1,895,000	2,060,813

		$2,422,613
Real Estate - 1.2%
CB Richard Ellis Group, Inc., 11.625%, 2017	$400,000	$472,000
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)	320,000	305,600
Country Garden Holding Co., 11.125%, 2018 (n)	200,000	208,500
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	665,000	731,500
HRPT Properties Trust, REIT, 6.25%, 2016	1,053,000	1,166,434
Kennedy Wilson, Inc., 8.75%, 2019 (n)	680,000	688,500
Longfor Properties Co. Ltd., 9.5%, 2016 (n)	293,000	304,368
MPT Operating Partnership, 6.875%, 2021 (n)	545,000	547,725
Simon Property Group, Inc., REIT, 5.875%, 2017	756,000	861,703
Simon Property Group, Inc., REIT, 10.35%, 2019	660,000	931,584
Yanlord Land Group Ltd., 10.625%, 2018 (n)	337,000	349,638

		$6,567,552
Restaurants - 0.0%
Dunkin Finance Corp., 9.625%, 2018 (n)	$183,000	$184,599

Retailers - 1.6%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	$300,000	$300,750
J. Crew Group, Inc., 8.125%, 2019 (n)	280,000	268,800
Express LLC/Express Finance Corp., 8.75%, 2018	525,000	569,625
Home Depot, Inc., 5.875%, 2036	509,000	530,005
Limited Brands, Inc., 6.9%, 2017	480,000	523,200
Limited Brands, Inc., 6.95%, 2033	670,000	623,938
Neiman Marcus Group, Inc., 10.375%, 2015	1,015,000	1,068,288
QVC, Inc., 7.375%, 2020 (n)	485,000	520,163
Sally Beauty Holdings, Inc., 10.5%, 2016	1,270,000	1,377,950
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,725,000	1,847,906
Toys “R” Us, Inc., 10.75%, 2017	1,040,000	1,175,200
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	180,000	185,400

		$8,991,225

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - 0.4%
GSC Holdings Corp., 8%, 2012	$130,000	$132,113
Michaels Stores, Inc., 11.375%, 2016	635,000	686,594
Michaels Stores, Inc., 7.75%, 2018 (n)	1,660,000	1,697,350

		$2,516,057
Supermarkets - 0.1%
Delhaize Group, 5.7%, 2040	$834,000	$809,657

Supranational - 0.6%
Central American Bank, 4.875%, 2012 (n)	$570,000	$579,968
European Investment Bank, 5.125%, 2017	2,593,000	2,997,988

		$3,577,956
Telecommunications - Wireless - 3.9%
Cingular Wireless LLC, 6.5%, 2011	$1,020,000	$1,052,481
Clearwire Corp., 12%, 2015 (n)	1,690,000	1,848,438
Cricket Communications, Inc., 7.75%, 2016	560,000	595,000
Crown Castle International Corp., 9%, 2015	1,475,000	1,637,250
Crown Castle International Corp., 7.75%, 2017 (n)	430,000	472,463
Crown Castle International Corp., 7.125%, 2019	1,005,000	1,070,325
Digicel Group Ltd., 12%, 2014 (n)	100,000	116,250
Digicel Group Ltd., 8.25%, 2017 (n)	821,000	862,050
Digicel Group Ltd., 10.5%, 2018 (n)	350,000	395,500
EH Holding Corp., 7.625%, 2021 (z)	260,000	265,850
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	165,000	172,013
MetroPCS Wireless, Inc., 7.875%, 2018	900,000	968,625
Net Servicos de Comunicacao S.A., 7.5%, 2020	758,000	869,805
Nextel Communications, Inc., 7.375%, 2015	650,000	654,063
NII Holdings, Inc., 10%, 2016	1,615,000	1,853,213
NII Holdings, Inc., 8.875%, 2019	710,000	786,325
NII Holdings, Inc., 7.625%, 2021	15,000	15,919
SBA Communications Corp., 8%, 2016	260,000	282,425
SBA Communications Corp., 8.25%, 2019	445,000	490,056
Sprint Capital Corp., 6.875%, 2028	1,315,000	1,275,550
Sprint Nextel Corp., 8.375%, 2017	2,905,000	3,275,388
VimpelCom Ltd., 7.748%, 2021 (n)	336,000	355,028
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,255,000	1,458,938
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	1,170,000	1,243,125

		$22,016,080
Telephone Services - 0.1%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$445,000	$465,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - 0.2%
Reynolds American, Inc., 6.75%, 2017	$1,040,000	$1,215,874

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$313,000	$319,260

Transportation - Services - 1.7%
ACL I Corp., 10.625%, 2016 (p)(z)	$750,000	$724,406
Aguila American Resources Ltd., 7.875%, 2018 (n)	570,000	582,825
American Petroleum Tankers LLC, 10.25%, 2015	466,000	495,125
Atlas Airlines, Inc. Pass-Through Certificates, “A-1”, 7.2%, 2019	84,698	87,239
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	381,195	373,571
Commercial Barge Line Co., 12.5%, 2017	1,475,000	1,711,000
Erac USA Finance Co., 6.375%, 2017 (n)	1,000,000	1,156,773
Hertz Corp., 8.875%, 2014	209,000	214,225
Hertz Corp., 7.5%, 2018 (n)	665,000	698,250
Hertz Corp., 7.375%, 2021 (n)	330,000	341,550
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	545,000	557,263
Navios Maritime Acquisition Corp., 8.625%, 2017	715,000	731,088
Navios Maritime Holdings, Inc., 8.875%, 2017	340,000	364,650
Swift Services Holdings, Inc., 10%, 2018 (n)	820,000	910,200
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	396,825

		$9,344,990
U.S. Government Agencies and Equivalents - 0.6%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,615,549

U.S. Treasury Obligations - 2.6%
U.S. Treasury Bonds, 6.25%, 2023 (f)	$1,800,000	$2,316,938
U.S. Treasury Bonds, 5.375%, 2031	286,200	343,082
U.S. Treasury Bonds, 4.5%, 2036	95,000	100,596
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	3,277,820
U.S. Treasury Notes, TIPS, 1.25%, 2020	7,871,592	8,286,078

		$14,324,514
Utilities - Electric Power - 3.8%
AES Corp., 8%, 2017	$1,965,000	$2,124,656
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	370,000	392,364
Bruce Mansfield Unit, 6.85%, 2034	1,530,526	1,654,095
Calpine Corp., 8%, 2016 (n)	1,800,000	1,962,000
Calpine Corp., 7.875%, 2020 (n)	560,000	593,600
CenterPoint Energy, Inc., 6.5%, 2018	400,000	461,148
Colbun S.A., 6%, 2020 (n)	748,000	789,676

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Covanta Holding Corp., 7.25%, 2020	$665,000	$714,584
Dynegy Holdings, Inc., 7.5%, 2015	200,000	168,500
Dynegy Holdings, Inc., 7.75%, 2019	2,045,000	1,492,850
Edison Mission Energy, 7%, 2017	1,700,000	1,406,750
EDP Finance B.V., 6%, 2018 (n)	1,353,000	1,316,737
Energy Future Holdings Corp., 10%, 2020	1,125,000	1,217,990
Energy Future Holdings Corp., 10%, 2020	2,400,000	2,610,379
GenOn Energy, Inc., 9.875%, 2020	1,530,000	1,610,325
NRG Energy, Inc., 7.375%, 2017	635,000	669,925
NRG Energy, Inc., 8.25%, 2020	620,000	635,500
System Energy Resources, Inc., 5.129%, 2014 (z)	765,319	786,419
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	360,000	364,500

		$20,971,998
Total Bonds (Identified Cost, $597,140,138)		$635,507,100

Floating Rate Loans (g)(r) - 0.2%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$199,937	$203,036

Broadcasting - 0.0%
Gray Television, Inc., Term Loan B, 3.71%, 2014	$52,793	$52,378
Local TV Finance LLC, Term Loan B, 2.31%, 2013	46,424	45,466

		$97,844
Building - 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$29,726	$30,611

Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$63,660	$63,560

Gaming & Lodging - 0.1%
MGM Mirage, Term Loan, 7%, 2014	$464,788	$462,077
Total Floating Rate Loans (Identified Cost, $775,275)		$857,128

Convertible Preferred Stocks - 0.3%
Automotive - 0.2%
General Motors Co., 4.75%, 2013	16,980	$850,698

Insurance - 0.1%
MetLife, Inc., 5%, 2014	7,190	$594,685
Total Convertible Preferred Stocks (Identified Cost, $1,442,550)		$1,445,383

Portfolio of Investments (unaudited) – continued

Common Stocks - 0.0%
Issuer	Shares/Par	Value ($)

Automotive - 0.0%
Accuride Corp. (a)	12,648	$165,689

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	3,053	$52,939
Golden Books Family Entertainment, Inc. (a)	3,683	0

		$52,939
Total Common Stocks (Identified Cost, $271,148)		$218,628

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (n)	380	$367,068
Ally Financial, Inc., “A”, 8.5%	33,872	892,188
GMAC Capital Trust I, 8.125%	22,000	577,940
Total Preferred Stocks (Identified Cost, $1,801,593)		$1,837,196

Money Market Funds (v) - 2.7%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value	15,216,966	$15,216,966
Total Investments (Identified Cost, $616,647,670)		$655,082,401

Other Assets, Less Liabilities - (17.4)%		(97,277,241)
Net Assets - 100.0%		$557,805,160

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(e)	Guaranteed by Minister for Finance of Ireland.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $144,239,824, representing 25.9% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$737,471	$724,406
Alfa Bank, 7.75%, 2021	4/19/11-4/20/11	1,394,704	1,417,615
American Media, Inc., 13.5%, 2018	12/22/10	12,095	12,923
Anthracite Ltd., “A”, CDO, FRN, 0.555%, 2019	1/15/10	941,038	1,166,630
Anthracite Ltd., “BFL”, CDO, FRN, 1.194%, 2037	12/09/10	2,730,000	2,801,400
Automotores Gildemeister S.A., 8.25%, 2021	5/17/11	137,000	140,939
Banco do Brasil S.A., 5.875%, 2022	5/19/11	2,967,803	2,950,468
Bancolombia S.A., 5.95%, 2021	5/24/11	815,224	822,071
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.811%, 2040	3/01/06	841,154	473,620
Bosphorus Financial Services Ltd., FRN, 2.06%, 2012	3/08/05	281,250	278,676
CDRT Merger Sub, Inc., 8.125%, 2019	5/13/11	300,000	302,625
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021	4/20/11	876,672	889,893
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041	4/20/11	200,520	206,245
Connacher Oil & Gas Ltd., 8.5%, 2019	5/20/11	745,000	735,688
Credit Acceptance Corp., 9.125%, 2017	2/28/11	153,406	156,963
Dematic S.A., 8.75%, 2016	4/19/11	697,238	700,350
EH Holding Corp., 7.625%, 2021	5/17/11	260,000	265,850
ENN Energy Holdings Ltd., 6%, 2021	5/06/11	994,753	1,013,169
Eagle Parent, Inc., 8.625%, 2019	5/11/11-5/24/11	301,547	303,375
Exopack Holding Corp., 10%, 2018	5/25/11	551,100	550,000
Franshion Development Ltd., 6.75%, 2021	4/08/11	230,000	223,100
General Motors Financial Co., Inc., 6.75%, 2018	5/26/11	345,000	347,623
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	651,579	622,267
Hillman Group, Inc., 10.875%, 2018	3/11/11	98,147	99,000
Hypermarcas S.A., 6.5%, 2021	4/14/11	225,901	229,425
Jaguar Land Rover PLC, 7.75%, 2018	5/12/11	165,000	167,681
Jaguar Land Rover PLC, 8.125%, 2021	5/12/11-5/16/11	767,582	765,000
Kansas City Southern de Mexico, 6.125%, 2021	5/06/11-5/09/11	362,681	361,800
LINN Energy LLC, 6.5%, 2019	5/10/11	436,638	440,000
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/16/11	1,155,666	1,220,374
Multi Security Asset Trust, “A3”, 5%, 2035	10/12/10	1,375,159	1,424,624
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	557,238	557,263
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018	5/26/11	2,224,000	2,276,264

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
OJSC Russian Agricultural Bank, FRN, 6%, 2021	5/26/11	$1,116,000	$1,121,312
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	527,705	527,399
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	257,809	266,794
Pertamina PT, 5.25%, 2021	5/16/11	251,137	252,160
Pertamina PT, 6.5%, 2041	5/20/11	221,356	222,480
Petroleos Mexicanos, 6.5%, 2041	5/25/11	180,693	183,055
Republic of Indonesia, 4.875%, 2021	4/27/11	341,959	353,220
Sensata Technologies B.V., 6.5%, 2019	5/06/11-5/18/11	548,786	551,131
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11	335,000	344,213
Sigma Alimentos S.A., 5.625%, 2018	4/07/11	232,072	238,388
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,418,063	1,262,483
System Energy Resources, Inc., 5.129%, 2014	4/16/04	765,319	786,419
Tam Capital 3, Inc., 8.375%, 2021	5/26/11	279,657	288,359
Turkiye Garanti Bankasi A.S., 6.25%, 2021	4/14/11	1,536,943	1,519,980
USI Holdings Corp., 9.75%, 2015	4/07/10	594,191	630,375
Vanguard Health Systems, Inc., 0%, 2016	5/20/11	91,165	90,475
Vedanta Resources PLC, 8.25%, 2021	5/26/11	930,000	934,650
WCA Waste Corp., 7.5%, 2019	5/26/11	380,000	385,700
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	595,000	595,000
Total Restricted Securities			$35,200,920
% of Net Assets			6.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/11

Forward Foreign Currency Exchange Contracts at 5/31/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	HSBC Bank	2,209,000	10/11/11	$1,358,548	$1,362,883	$4,335
SELL	CAD	Goldman Sachs International	555,732	7/12/11	574,620	573,028	1,592
SELL	CAD	UBS AG	1,351,778	7/12/11	1,398,000	1,393,848	4,152
BUY	CNY	Deutsche Bank AG	5,910,000	6/15/11	908,951	912,635	3,684
BUY	CNY	HSBC Bank	11,785,000	6/15/11	1,814,612	1,819,866	5,254
BUY	EUR	Citibank N.A.	1,958,000	6/15/11	2,776,248	2,816,931	40,683
BUY	EUR	Deutsche Bank AG	891,000	6/15/11	1,249,249	1,281,862	32,613
BUY	EUR	JPMorgan Chase Bank N.A.	1,085,980	6/15/11- 7/12/11	1,543,405	1,562,274	18,869
SELL	EUR	Deutsche Bank AG	3,048,232	7/12/11	4,473,000	4,382,616	90,384
SELL	EUR	HSBC Bank	323,252	7/12/11	471,674	464,758	6,916
BUY	IDR	HSBC Bank	24,684,286,000	7/26/11	2,853,344	2,865,480	12,136
BUY	IDR	JPMorgan Chase Bank N.A.	12,005,590,000	6/13/11	1,392,599	1,404,132	11,533
BUY	ILS	JPMorgan Chase Bank N.A.	9,941,000	6/13/11	2,783,658	2,891,507	107,849
BUY	JPY	Citibank N.A.	123,485,000	7/12/11	1,510,563	1,515,173	4,610
BUY	MXN	Credit Suisse Group	16,370,000	6/13/11	1,385,715	1,414,785	29,070
BUY	MYR	JPMorgan Chase Bank N.A.	4,159,000	6/06/11	1,379,437	1,381,112	1,675
BUY	NOK	Deutsche Bank AG	23,740,000	7/12/11	4,317,227	4,398,050	80,823
BUY	SGD	Deutsche Bank AG	2,733,000	7/12/11	2,167,319	2,215,961	48,642
BUY	SGD	HSBC Bank	2,733,000	7/12/11	2,167,775	2,215,961	48,186

							$553,006

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Deutsche Bank AG	1,263,000	7/12/11	$1,372,535	$1,341,710	$(30,825)
SELL	AUD	Barclays Bank PLC	1,269,730	7/12/11	1,342,000	1,348,859	(6,859)
SELL	AUD	Westpac Banking Corp	392,609	7/12/11	408,520	417,077	(8,557)
SELL	BRL	HSBC Bank	2,208,000	10/11/11	1,351,699	1,362,266	(10,567)
BUY	CAD	HSBC Bank	1,349,000	7/12/11	1,407,495	1,390,983	(16,512)
BUY	CNY	Deutsche Bank AG	18,549,000	10/25/11	2,896,244	2,884,063	(12,181)
BUY	EUR	Credit Suisse Group	1,131,000	7/12/11	1,633,650	1,626,103	(7,547)
BUY	EUR	UBS AG	751,384	7/12/11	1,082,510	1,080,308	(2,202)
SELL	EUR	Citibank N.A.	162,249	7/12/11	232,943	233,275	(332)
SELL	EUR	Deutsche Bank AG	142,956	7/12/11	202,838	205,536	(2,698)
SELL	EUR	Goldman Sachs International	291,313	7/12/11	418,774	418,837	(63)
SELL	EUR	HSBC Bank	5,132,223	7/12/11	7,272,205	7,378,888	(106,683)
SELL	EUR	UBS AG	24,573,336	6/15/11	33,911,719	35,353,112	(1,441,393)
SELL	GBP	Barclays Bank PLC	1,492,488	7/12/11	2,431,875	2,453,944	(22,069)
SELL	GBP	Deutsche Bank AG	1,492,488	7/12/11	2,432,778	2,453,944	(21,166)
BUY	HUF	JPMorgan Chase Bank N.A.	255,417,000	6/28/11	1,429,864	1,374,385	(55,479)
SELL	HUF	JPMorgan Chase Bank N.A.	255,318,000	6/28/11	1,316,412	1,373,853	(57,441)
SELL	IDR	JPMorgan Chase Bank N.A.	12,741,153,000	6/13/11	1,479,809	1,490,161	(10,352)
SELL	ILS	JPMorgan Chase Bank N.A.	9,947,000	6/13/11	2,789,009	2,893,252	(104,243)
SELL	JPY	Merrill Lynch International Bank	2,254,023,565	7/12/11	26,564,490	27,657,083	(1,092,593)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	MXN	Credit Suisse Group	16,398,000	6/13/11	$1,395,752	$1,417,204	$(21,452)
BUY	MYR	JPMorgan Chase Bank N.A.	4,159,000	7/21/11	1,378,750	1,376,752	(1,998)
SELL	MYR	JPMorgan Chase Bank N.A.	4,159,000	6/06/11	1,380,810	1,381,112	(302)
BUY	PHP	JPMorgan Chase Bank N.A.	120,458,110	6/24/11	2,813,611	2,780,123	(33,488)
BUY	SEK	Goldman Sachs International	8,433,000	7/12/11	1,399,248	1,363,645	(35,603)
SELL	SEK	Credit Suisse Group	2,880,458	7/12/11	460,100	465,780	(5,680)
BUY	THB	HSBC Bank	41,548,000	7/25/11	1,390,030	1,365,629	(24,401)
SELL	THB	HSBC Bank	41,548,000	7/25/11	1,361,337	1,365,629	(4,292)

							$(3,136,978)

Futures Contracts Outstanding at 5/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	23	$2,871,406	September - 2011	$8,718

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	404	$49,534,188	September - 2011	$(335,977)

At May 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $601,430,704)	$639,865,435
Underlying affiliated funds, at cost and value	15,216,966
Total investments, at value (identified cost, $616,647,670)		$655,082,401
Cash	227,230
Receivables for
Forward foreign currency exchange contracts	553,006
Investments sold	1,969,429
Interest and dividends	10,686,923
Other assets	31,723
Total assets		$668,550,712
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	184,042
Forward foreign currency exchange contracts	3,136,978
Daily variation margin on open futures contracts	51,063
Investments purchased	6,965,004
Payable to affiliates
Investment adviser	48,195
Transfer agent and dividend disbursing costs	4,740
Payable for independent Trustees’ compensation	98,674
Accrued interest expense	114,104
Accrued expenses and other liabilities	142,752
Total liabilities		$110,745,552
Net assets		$557,805,160
Net assets consist of
Paid-in capital	$553,756,539
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	35,541,162
Accumulated net realized gain (loss) on investments and foreign currency transactions	(28,255,035)
Accumulated distributions in excess of net investment income	(3,237,506)
Net assets		$557,805,160
Shares of beneficial interest outstanding		54,871,740
Net asset value per share (net assets of $557,805,160 / 54,871,740 shares of beneficial interest outstanding)		$10.17

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$21,151,016
Dividends	36,518
Dividends from underlying affiliated funds	19,394
Total investment income		$21,206,928
Expenses
Management fee	$1,863,345
Transfer agent and dividend disbursing costs	41,844
Administrative services fee	43,093
Independent Trustees’ compensation	41,045
Stock exchange fee	24,094
Custodian fee	41,399
Interest expense	606,814
Shareholder communications	78,775
Auditing fees	33,827
Legal fees	7,993
Miscellaneous	16,688
Total expenses		$2,798,917
Fees paid indirectly	(416)
Reduction of expenses by investment adviser	(1,302)
Net expenses		$2,797,199
Net investment income		$18,409,729
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$8,500,419
Futures contracts	(15,122)
Foreign currency transactions	(2,500,520)
Net realized gain (loss) on investments and foreign currency transactions		$5,984,777
Change in unrealized appreciation (depreciation)
Investments	$9,300,531
Futures contracts	(460,403)
Translation of assets and liabilities in foreign currencies	(1,493,463)
Net unrealized gain (loss) on investments and foreign currency translation		$7,346,665
Net realized and unrealized gain (loss) on investments and foreign currency		$13,331,442
Change in net assets from operations		$31,741,171

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/11	Year ended 11/30/10
Change in net assets	(unaudited)
From operations
Net investment income	$18,409,729	$37,264,728
Net realized gain (loss) on investments and foreign currency transactions	5,984,777	22,112,199
Net unrealized gain (loss) on investments and foreign currency translation	7,346,665	6,476,337
Change in net assets from operations	$31,741,171	$65,853,264
Distributions declared to shareholders
From net investment income	$(22,332,799)	$(38,684,582)
Total change in net assets	$9,408,372	$27,168,682
Net assets
At beginning of period	548,396,788	521,228,106
At end of period (including accumulated distributions in excess of net investment income of $3,237,506 and undistributed net investment income of $685,564, respectively)	$557,805,160	$548,396,788

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/11 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Net increase in net assets from operations	$31,741,171
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(211,486,392)
Proceeds from disposition of investment securities	204,260,804
Proceeds from futures and swap transactions	(15,122)
Proceeds from disposition of short-term investments, net	13,838,545
Realized gain/loss on investments	(8,500,419)
Unrealized appreciation/depreciation on investments	(9,300,531)
Unrealized appreciation/depreciation on foreign currency contracts	1,526,302
Net amortization/accretion of income	250,446
Decrease in dividends and interest receivable	237,076
Decrease in accrued expenses and other liabilities	(51,354)
Decrease in payable for daily variation margin on open futures contracts	(8,062)
Increase in other assets	(18,575)
Realized gain/loss on futures and swaps transactions	15,122
Net cash provided by operating activities	$22,489,011
Cash flows from financing activities:
Distributions paid in cash	(22,329,302)
Decrease in interest payable	(112,405)
Net cash used by financing activities	$(22,441,707)
Net increase in cash	$47,304
Cash:
Beginning of period	$179,926
End of period	$227,230

Supplementary disclosure of cash flow information: cash paid during the year for interest $719,219.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009		2008	2007	2006

Net asset value, beginning of period	$9.99		$9.50	$7.79		$9.54	$9.64	$9.58
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.68	$0.58		$0.47	$0.46	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		0.52	1.76		(1.72)	(0.08)	0.09
Total from investment operations	$0.59		$1.20	$2.34		$(1.25)	$0.38	$0.53
Less distributions declared to shareholders
From net investment income	$(0.41)		$(0.71)	$(0.63)		$(0.51)	$(0.48)	$(0.49)
Net increase from repurchase of capital shares	$—		$—	$0.00	(w)	$0.01	$—	$0.02
Net asset value, end of period	$10.17		$9.99	$9.50		$7.79	$9.54	$9.64
Per share market value, end of period	$9.43		$9.51	$8.96		$6.88	$8.30	$8.51
Total return at market value (%)	3.56	(n)	14.36	40.77		(11.63)	3.20	6.98
Total return at net asset value (%) (j)(r)(s)	6.32	(n)	13.30	31.82		(12.95)	4.71	6.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.11	0.90		0.78	0.73	0.76
Expenses after expense reductions (f)	1.02	(a)	1.11	0.90		0.78	0.73	0.76
Net investment income	6.68	(a)	6.93	6.71		5.18	4.89	4.62
Portfolio turnover	28		56	67		58	58	57
Net assets at end of period (000 omitted)	$557,805		$548,397	$521,228		$428,293	$527,269	$532,823

Financial Highlights – continued

	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009	2008	2007	2006

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.80	(a)	0.82	0.84	N/A	N/A	N/A
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000		$100,000	$100,000	N/A	N/A	N/A
Asset coverage per $1,000 of indebtedness (k)	$6,578		$6,484	$6,212	N/A	N/A	N/A
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the trust’s total liabilities (not including notes payable) from the trust’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally

Notes to Financial Statements (unaudited) – continued

valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures

Notes to Financial Statements (unaudited) – continued

under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such

Notes to Financial Statements (unaudited) – continued

as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,081,200	$367,068	$52,939	$3,501,207
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	17,940,063	—	17,940,063
Non-U.S. Sovereign Debt	—	115,726,166	—	115,726,166
Corporate Bonds	—	340,053,085	—	340,053,085
Residential Mortgage-Backed Securities	—	27,733,706	—	27,733,706
Commercial Mortgage-Backed Securities	—	32,138,340	—	32,138,340
Asset-Backed Securities (including CDOs)	—	5,973,460	—	5,973,460
Foreign Bonds	—	95,942,280	—	95,942,280
Floating Rate Loans	—	857,128	—	857,128
Mutual Funds	15,216,966	—	—	15,216,966
Total Investments	$18,298,166	$636,731,296	$52,939	$655,082,401

Other Financial Instruments
Futures	$(327,259)	$—	$—	$(327,259)
Forward Currency Contracts	—	(2,583,972)	—	(2,583,972)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/10	$0
Transfers into level 3	52,939
Balance as of 5/31/11	$52,939

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at May 31, 2011 is $0.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted

Notes to Financial Statements (unaudited) – continued

principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts, purchased options, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$8,718	$(335,977)
Foreign Exchange	Forward Foreign Currency Exchange	553,006	(3,136,978)
Total		$561,724	$(3,472,955)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Investment Transactions (Purchased Options)
Interest Rate	$(15,122)	$—
Foreign Exchange	—	(43,173)
Total	$(15,122)	$(43,173)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(460,403)	$—	$—
Foreign Exchange	—	43,173	(1,526,302)
Total	$(460,403)	$43,173	$(1,526,302)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency

Notes to Financial Statements (unaudited) – continued

exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the

Notes to Financial Statements (unaudited) – continued

contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded

Notes to Financial Statements (unaudited) – continued

when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/10
Ordinary income (including any short-term capital gains)	$38,684,582

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/11
Cost of investments	$619,052,568
Gross appreciation	42,963,463
Gross depreciation	(6,933,630)
Net unrealized appreciation (depreciation)	$36,029,833

As of 11/30/10
Undistributed ordinary income	5,836,712
Capital loss carryforwards	(31,956,477)
Other temporary differences	(6,283,242)
Net unrealized appreciation (depreciation)	27,043,256

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/14	$(5,504,781)
11/30/15	(2,469,155)
11/30/16	(12,601,136)
11/30/17	(11,381,405)
$(31,956,477)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2011 was equivalent to an annual effective rate of 0.68% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2011, these fees paid to MFSC amounted to $14,353.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2011 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $2,680 and the Retirement Deferral plan resulted in an expense of $2,075. Both amounts are included in independent Trustees’ compensation for the six months ended May 31, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $98,625 at May 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment

Notes to Financial Statements (unaudited) – continued

of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,026 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,302, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$18,636,806	$10,935,466
Investments (non-U.S. Government securities)	$172,449,695	$165,796,658

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2011 and the year ended November 30, 2010, the fund did not repurchase any shares.

(6)	Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2011, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value on the fund’s Statement of Assets and Liabilities approximates its fair value. The credit agreement matures on August 26, 2011. Subsequent to the period end, the Trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for an additional 364 day period. Borrowing under the agreement can be made for

Notes to Financial Statements (unaudited) – continued

liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $606,814 during the period. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended May 31, 2011, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.22%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	29,055,511	95,617,354	(109,455,899)	15,216,966

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,394	$15,216,966

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Charter Income Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS Charter Income Trust (the Fund), including the portfolio of investments, as of May 31, 2011, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended May 31, 2011. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2010, and financial highlights for each of the five years ended November 30, 2010, and in our report dated January 14, 2011, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 15, 2011

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MCR

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio manager(s) of the MFS Charter Income Trust (the “Fund”) is set forth below. As of May 1, 2011, John F. Addeo was no longer a manager of the fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard O. Hawkins	Lead Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 1988.
David P. Cole	High Yield Debt Securities Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2004.
Matthew W. Ryan	Emerging Markets Debt Securities Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 1997.
William J. Adams	High Yield Corporate Debt Securities Portfolio Manager	May 2011	Investment Officer of MFS; employed in the investment area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005

Compensation. Portfolio manager compensation is reviewed annually. As of December 31, 2010, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2010*, the following benchmarks were used to measure performance for the Fund:

Portfolio Manager	Benchmark(s)
Richard O. Hawkins	Citigroup World Government Bond Non-Dollar Hedged Index

JPMorgan Emerging Markets Bond Index Global

Barclays Capital U.S. High-Yield Corporate Bond Index

Barclays Capital U.S. Credit Bond Index

Barclays Capital U.S. Government/Mortgage Bond Index

*	For any Portfolio Managers not listed in the table below, as of December 31, 2010, such portfolio manager’s performance bonus was not based on the pre-tax performance of the Fund relative to a benchmark.

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of May 2, 2011. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Richard O. Hawkins	N
David P. Cole	N
Matthew W. Ryan	N
William J. Adams	N

Other Accounts. In addition to the Fund, the Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of the Fund’s fiscal year ended November 30, 2010, were as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts*	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Richard O. Hawkins	13	$17.4 billion	2	$1.1 billion	6	$692.2 million
David P. Cole	10	$3.8 billion	2	$654.2 million	0	N/A
Matthew W. Ryan	11	$5.8 billion	9	$3.0 billion	7	$5.7 billion
William J. Adams**	13	$4.5 billion	7	$2.0 billion	0	N/A

*	Includes the Fund.
**	As of May 2, 2011.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest.

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. A Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager of a significant percentage of the portfolio manager’s assets.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/10-12/31/10	0	N/A	0	5,487,174
1/01/11-1/31/11	0	N/A	0	5,487,174
2/01/11-2/28/11	0	N/A	0	5,487,174
3/01/11-3/31/11	0	N/A	0	5,487,174
4/01/11-4/30/11	0	N/A	0	5,487,174
5/01/11-5/31/11	0	N/A	0	5,487,174

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2011 plan year is 5,487,174.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: July 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: July 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 15, 2011

*	Print name and title of each signing officer under his or her signature.